Debt - Summary of Long-Term Debt Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term borrowing	$ 752,520	$ 843,883
Less: Amounts due within one year	48,125	24,882
Long-term debt	704,395	819,001
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term borrowing	493,461	491,890
Term Loan [Member]
Debt Instrument [Line Items]
Long-term borrowing	212,070	289,979
Amortizing Notes [Member]
Debt Instrument [Line Items]
Long-term borrowing	7,932	21,205
Other, Including Capital Lease Obligation [Member]
Debt Instrument [Line Items]
Long-term borrowing	7,180	2,546
North Ocean 105 Construction Financing [Member]
Debt Instrument [Line Items]
Long-term borrowing	$ 31,877	$ 38,263